SCHEDULE OF OIL AND GAS ACTIVITIES (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Extractive Industries [Abstract]
Oil and gas property - subject to amortization	$ 25,340,270	$ 23,828,143
Accumulated depletion and impairment	(20,599,820)	(20,223,663)
Oil and gas property - subject to amortization, net	4,740,450	3,604,480
Oil and gas property - not subject to amortization	1,151,804	1,151,804
Accumulated impairment
Oil and gas property - not subject to amortization, net	$ 1,151,804	$ 1,151,804